Statement of Operations	12 Months Ended
Dec. 31, 2023 USD ($)
Investment Income
Interest income	$ 102,383
Dividend income	258,077
Total investment income	360,460
Expenses
Management fees (see Note 5)	1,790,368
Legal fees	369,046
Audit and tax fees	303,935
Trustee fees	230,978
Pricing fees	162,500
Chief compliance and principal financial officer fees	112,742
Offering costs	72,170
Other expenses	171,112
Total Expenses	3,212,851
Net Investment Loss	(2,852,391)
Change in unrealized fair value of warrants (See Note 4)	3,571,824
Change in unrealized fair value on investments	(4,859,940)
Net Realized and Unrealized Loss	(1,288,116)
Net Decrease in Net Assets from Operations	$ (4,140,507)